Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Common Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2023	$ 22,000		$ (11,240,000)	$ 7,716,000			$ (30,280,000)	$ (33,782,000)
Balance, shares at Sep. 30, 2023	22,030,917
Share-based compensation				3,667,000				3,667,000
Settlement of RSUs	$ (1,000)			1,000
Settlement of RSUs, shares	1,066,147
Share redemption	$ (1,000)			1,000
Share redemption, shares	(1,186,843)
Acquisitions				401,000				401,000
Acquisitions, shares	120,860
Net loss							(43,054,000)	(43,054,000)
Foreign exchange translation adjustment			13,639,000					13,639,000
Settlement of RSUs	1,000			(1,000)
Private placement				707,000				707,000
Equity issued in private placement, shares	464,874
Balance at Sep. 30, 2024	$ 22,000		2,399,000	12,491,000			(70,031,000)	(55,119,000)
Balance, shares at Sep. 30, 2024	22,495,955
Share-based compensation				424,000				424,000
Settlement of RSUs				(1,924,000)				(1,924,000)
Settlement of RSUs, shares	896,484
Conversion of convertible debt				(3,471,000)				(3,471,000)
Conversion of convertible debt, shares	361,513
Share issuance
Share issuance, shares	224,056
Exercise of prefunded warrants				401,000				401,000
Warrant exercises, shares	77,538
Share redemption
Share redemption, shares	(40,324)
Acquisitions
Acquisitions, shares	32,962
Net loss							(3,983,000)	(3,983,000)
Foreign exchange translation adjustment
Settlement of RSUs				1,924,000				1,924,000
Balance at Dec. 31, 2024	$ 22,000		2,399,000	7,921,000			(74,014,000)	(63,672,000)
Balance, shares at Dec. 31, 2024	24,048,184
Balance at Sep. 30, 2024	$ 22,000		2,399,000	12,491,000			(70,031,000)	(55,119,000)
Balance, shares at Sep. 30, 2024	22,495,955
Conversion of convertible debt				927,000				927,000
Conversion of convertible debt, shares	470,503
Net loss							(45,006,000)	(45,006,000)
Post-Merger share-based compensation	$ 3,000			3,203,000				3,206,000
Post-Merger share-based compensation, shares	3,482,799
Retraction of exchangeable shares and conversion to common stock
Retraction of exchangeable shares and conversion to common stock, shares	394,789
Shares issued for settlement of accounts payable	$ 2,000			3,638,000				3,640,000
Shares issued for settlement of accounts payable, shares	1,847,329
Pre-Merger share-based compensation	$ 2,000			2,419,000				2,421,000
Pre-Merger share-based compensation, shares	2,154,356
Shares issued for professional services	$ 1,000			3,088,000				3,089,000
Shares issued for professional services, shares	1,566,556
Shares issued for private placement				438,000				438,000
Shares issued for private placement, shares	231,381
Warrant exercises
Warrant exercises, shares	77,538
Recapitalization adjustment in connection with Merger	$ (26,000)			(7,244,000)				(7,270,000)
Recapitalization adjustment in connection with Merger, shares	(26,323,200)
Shares issued for private placement, post-Merger	$ 9,000			8,791,000				8,800,000
Shares issued for private placement, post-merger, shares	1,280,000
Shares issued for acquisition costs	$ 2,000			3,341,000				3,343,000
Shares issued for acquisition costs, shares	1,599,231
Shares issued to acquire Better Choice	$ 9,000			6,858,000				6,867,000
Shares issued to acquire Better Choice, shares	8,898,069
Share repurchase				(137,000)				(137,000)
Share repurchased, shares	(76,800)
Exercise of pre-funded warrants
Exercise of pre-funded warrants, shares	50,000
Shares issued for professional services	$ 2,000			982,000				984,000
Shares issued for professional services, shares	2,193,355
Warrants issued in connection with convertible debt				283,000				283,000
Halo SPV share exchange	$ 5,000			(5,000)
Halo SPV share exchange, shares	4,950,000
Share cancellations
Share cancelled, shares	(376,121)
Reclassification of AOCI related to discontinued operations			(2,399,000)				2,399,000
Deconsolidation of SRX (discontinued operations)				(15,769,000)			89,710,000	73,941,000
Balance at Sep. 30, 2025	$ 31,000			$ 23,304,000	23,304,000		(22,928,000)	407,000
Balance, shares at Sep. 30, 2025	24,915,740
Exercise of prefunded warrants
Warrant exercises, shares	2,756,697
Net loss							(8,614,000)	(8,614,000)
Post-Merger share-based compensation	$ 3,000				958,000			961,000
Post-Merger share-based compensation, shares	2,723,691
Retraction of exchangeable shares and conversion to common stock
Retraction of exchangeable shares and conversion to common stock, shares	7,676							7,676
ELOC shares issued	$ 68,000				16,026,000			$ 16,094,000
ELOC shares issued, shares	68,356,001
ELOC Commitment Note					(20,000,000)			(20,000,000)
Shares issued for settlement of accounts payable					1,015,000	13,963,000		14,978,000
Shares issued for settlement of accounts payable, shares		19,035
Balance at Dec. 31, 2025	$ 102,000				$ 21,001,000	$ 13,963,000	$ (31,542,000)	$ 3,524,000
Balance, shares at Dec. 31, 2025	98,759,805	19,035